STATUTORY RESERVE (Tables)	12 Months Ended
Dec. 31, 2019
STATUTORY RESERVE
Schedule of statutory reserve

Statutory Reserve
Balance – December 31, 2017	$74,956
Appropriation to statutory reserve	—
Balance - December 31, 2018	74,956
Appropriation to statutory reserve	79,495
Balance - December 31, 2019	$154,451